United States
Securities and Exchange Commission
"Washington, D.C.  20549

Form 13F Cover Page
Report for the Calendar Year of Quarter Ended: 06/30/11

Check here if Amendment {    }; Amendment Number: _________
This Amendment (Check only one.):[   ] is a restatement
                                 [   ] adds new holdings entries

Institutional Investment Manager Filing this Report:
Name:    Roffman Miller Associates Inc.
Address: 1835 Market Street, Suite 500"
         Philadelphia, PA 19103"

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:
Name: Paulette Greenwell
Title: Chief Compliance Officer
Phone: 215-981-1030
Signature, Place, and Date of Signing:
Paulette Greenwell, Philadelphia, PA     7/26/11
Report Type (Check Only One.):
[x] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:
I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE

Report summary:
Number of Other Included Managers:  1 = Schafer Cullen
Form 13F Information Table Entry Total:110
Form 13F Information Table Entry Total:	274,040
                                        (Thousands)


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3m Company                     COM              88579y101     7470    78755 SH       Sole                                  78755
                                                                47      500 SH       Defined 01                              500
AFLAC Inc                      COM              001055102     4988   106861 SH       Sole                                 106861
AT&T Inc New                   COM              00206R102     3839   122237 SH       Sole                                 122237
                                                                34     1080 SH       Defined 01                             1080
Abbott Laboratories            COM              002824100      224     4248 SH       Sole                                   4248
                                                                29      550 SH       Defined 01                              550
Adobe Systems Inc              COM              00724F101     1950    62003 SH       Sole                                  62003
American Express Company       COM              025816109     1987    38437 SH       Sole                                  38437
Apache Corp                    COM              037411105     2823    22881 SH       Sole                                  22881
Apple Inc                      COM              037833100     1474     4390 SH       Sole                                   4390
Aqua America Inc               COM              03836w103      344    15669 SH       Sole                                  15669
Artesian Res Corp Cl A Class A COM              043113208     2408   133620 SH       Sole                                 133620
Auto Data Processing           COM              053015103     6926   131481 SH       Sole                                 131481
Berkshire Hathaway B New Class COM              084670207     2047    26450 SH       Sole                                  26450
Best Buy Inc                   COM              086516101     1376    43807 SH       Sole                                  43807
Boeing Co                      COM              097023105     6870    92932 SH       Sole                                  92932
                                                                 8      110 SH       Defined 01                              110
Bristol-Myers Squibb Co        COM              110122108      456    15756 SH       Sole                                  15756
                                                                49     1680 SH       Defined 01                             1680
Church & Dwight Co Inc         COM              171340102     1054    26001 SH       Sole                                  26001
Cisco Systems Inc              COM              17275R102      708    45385 SH       Sole                                  45385
Colgate-Palmolive Co           COM              194162103     4568    52254 SH       Sole                                  52254
ConocoPhillips                 COM              20825C104     1534    20401 SH       Sole                                  20401
                                                                42      560 SH       Defined 01                              560
Cooper Industries Plc F        COM              G24182100     4507    75540 SH       Sole                                  75540
Diageo Plc New Adr F 1 Adr Rep COM              25243Q205     5259    64237 SH       Sole                                  64237
                                                                44      540 SH       Defined 01                              540
Dow Chemical Company           COM              260543103      565    15705 SH       Sole                                  15705
Du Pont E I De Nemour&co       COM              263534109     7546   139620 SH       Sole                                 139620
                                                                 8      150 SH       Defined 01                              150
E M C Corp Mass                COM              268648102     3974   144260 SH       Sole                                 144260
Exponent Inc                   COM              30214u102     1313    30183 SH       Sole                                  30183
Exxon Mobil Corporation        COM              30231g102     8367   102811 SH       Sole                                 102811
FMC Technologies Inc           COM              30249u101     3750    83714 SH       Sole                                  83714
Fedex Corporation              COM              31428X106     6896    72706 SH       Sole                                  72706
Fortune Brands Inc             COM              349631101     1796    28159 SH       Sole                                  28159
General Electric Company       COM              369604103     3989   211530 SH       Sole                                 211530
                                                                 7      350 SH       Defined 01                              350
Glaxosmithkline Plc Adrf Spons COM              37733W105     4105    95685 SH       Sole                                  95685
                                                                30      700 SH       Defined 01                              700
Harley Davidson Inc            COM              412822108      356     8685 SH       Sole                                   8685
Heinz H J Co                   COM              423074103     2750    51611 SH       Sole                                  51611
                                                                10      190 SH       Defined 01                              190
Home Depot Inc                 COM              437076102     5551   153272 SH       Sole                                 153272
Honeywell International        COM              438516106      184     3082 SH       Sole                                   3082
                                                                36      600 SH       Defined 01                              600
Illinois Tool Works Inc        COM              452308109     3521    62332 SH       Sole                                  62332
International Business Machine COM              459200101     9261    53982 SH       Sole                                  53982
JP Morgan Chase & Co           COM              46625h100     5459   133351 SH       Sole                                 133351
                                                                30      730 SH       Defined 01                              730
Johnson & Johnson              COM              478160104     7871   118319 SH       Sole                                 118319
                                                                39      590 SH       Defined 01                              590
Kimberly-Clark Corp            COM              494368103      762    11446 SH       Sole                                  11446
                                                                45      670 SH       Defined 01                              670
Kraft Foods Inc                COM              50075N104     1060    30096 SH       Sole                                  30096
                                                                45     1290 SH       Defined 01                             1290
Lab Cp Of Amer Hldg New        COM              50540R409     3085    31873 SH       Sole                                  31873
Limited Brands Inc             COM              532716107     1204    31302 SH       Sole                                  31302
Logitech Intl S A New F        COM              h50430232      323    28698 SH       Sole                                  28698
McCormick & Co Inc N-Vt Non Vo COM              579780206     5856   118143 SH       Sole                                 118143
McDonalds Corp                 COM              580135101     6403    75939 SH       Sole                                  75939
Medtronic Inc                  COM              585055106     3130    81244 SH       Sole                                  81244
Merck & Co Inc New             COM              589331107      642    18199 SH       Sole                                  18199
Microsoft Corp                 COM              594918104     7297   280664 SH       Sole                                 280664
                                                                25      960 SH       Defined 01                              960
Nordson Corp                   COM              655663102     1790    32630 SH       Sole                                  32630
Oracle Corporation             COM              68389x105      879    26695 SH       Sole                                  26695
                                                                29      890 SH       Defined 01                              890
Pepsico Incorporated           COM              713448108     6755    95916 SH       Sole                                  95916
Pfizer Incorporated            COM              717081103     1560    75722 SH       Sole                                  75722
Philip Morris Intl Inc         COM              718172109      278     4163 SH       Sole                                   4163
                                                                 9      140 SH       Defined 01                              140
Pinnacle West Capital Cp       COM              723484101      979    21959 SH       Sole                                  21959
Procter & Gamble               COM              742718109     4315    67882 SH       Sole                                  67882
Progressive Corp Ohio          COM              743315103     1324    61938 SH       Sole                                  61938
RPM International Inc Delaware COM              749685103     7266   315620 SH       Sole                                 315620
Resmed Inc                     COM              761152107     1335    43125 SH       Sole                                  43125
Reynolds American Inc          COM              761713106      947    25547 SH       Sole                                  25547
Royal Dutch Shell A Adrf Spons COM              780259107      210     2955 SH       Sole                                   2955
Shaw Group Inc                 COM              820280105     2062    68257 SH       Sole                                  68257
South Jersey Inds Inc          COM              838518108     4676    86096 SH       Sole                                  86096
Stryker Corp                   COM              863667101     3886    66217 SH       Sole                                  66217
Texas Instruments Inc          COM              882508104     2336    71150 SH       Sole                                  71150
The Southern Company           COM              842587107     6996   173252 SH       Sole                                 173252
Tiffany & Co New               COM              886547108     1802    22949 SH       Sole                                  22949
U G I Corporation New          COM              902681105     2336    73249 SH       Sole                                  73249
Under Armour Inc Cl A          COM              904311107     2890    37387 SH       Sole                                  37387
Unilever N V Ny Shs Newf N Y R COM              904784709      178     5408 SH       Sole                                   5408
                                                                43     1310 SH       Defined 01                             1310
V F Corporation                COM              918204108     5568    51294 SH       Sole                                  51294
Valley National Bancorp        COM              919794107     3655   268561 SH       Sole                                 268561
Verizon Communications         COM              92343v104     5925   159150 SH       Sole                                 159150
                                                                41     1100 SH       Defined 01                             1100
Viacom Inc Cl B New            COM              92553p201      288     5646 SH       Sole                                   5646
Wal-Mart Stores Inc            COM              931142103     1033    19446 SH       Sole                                  19446
Walt Disney Company            COM              254687106     6421   164479 SH       Sole                                 164479
                                                                28      710 SH       Defined 01                              710
UMH Properties Inc. REIT       COM              903002103      575    53730 SH       Sole                                  53730
Washington Real Estate Investm COM              939653101     6064   186464 SH       Sole                                 186464
Ishares Tr Barclays Tips Bond  1-3 YR TRS Bd    464287176     5823    52634 SH       Sole                                  52634
Vanguard Bond Index Fund Inter 1-3 YR TRS Bd    921937819     1864    22199 SH       Sole                                  22199
Vanguard Bond Index Fund Short 1-3 YR TRS Bd    921937827     2549    31459 SH       Sole                                  31459
Ishares MSCI Aus Idx Fd Austra STK IDX          464286103      593    22781 SH       Sole                                  22781
Ishares MSCI Brazil Indx Brazi STK IDX          464286400      642     8752 SH       Sole                                   8752
Ishares MSCI Cda Idx Fd Canada STK IDX          464286509      471    14857 SH       Sole                                  14857
Ishares MSCI Israel Inx Israel STK IDX          464286632      332     6066 SH       Sole                                   6066
Ishares MSCI Korea Idx Korea I STK IDX          464286772      590     9074 SH       Sole                                   9074
Ishares MSCI Turkey Idx Turkey STK IDX          464286715      369     6199 SH       Sole                                   6199
Ishares S&P U S Pfd Fund S&p U STK IDX          464288687     5969   150495 SH       Sole                                 150495